Advances to suppliers, net	6 Months Ended
Mar. 31, 2023
Advances to suppliers, net
Advances to suppliers, net

Note 5 – Advances to suppliers, net

Advances to suppliers represent prepayments made to ensure continuous high-quality supply and favorable purchase prices. Advances to suppliers consisted of the following:

	March 31,	September 30,
	2023	2022
	(unaudited)
Advances for raw materials purchase	$52,770,280	$18,524,038
Less: allowance for doubtful accounts	(364,479)	(261,518)
Advances to suppliers, net	$52,405,801	$18,262,520

The movement of allowance for doubtful accounts was as follows:

	March 31,	September 30,
	2023	2022
	(unaudited)
Balance at beginning of period	$261,518	$148,617
Addition to allowance for doubtful accounts	92,198	136,966
Translation adjustments	10,763	(24,065)
Balance at end of period	$364,479	$261,518